UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------

Check here if Amendment [ ];   Amendment Number: ___
This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Elias Asset Management
                 ------------------------------------
Address:         500 Essjay Rd.,  Suite 220
                 ------------------------------------
                 Williamsville, NY  14221
                 ------------------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Verbanic
           ------------------------
Title:     Portfolio Manager
           ------------------------
Phone:     716-633-3800
           ------------------------


Signature, Place, and Date of Signing:

/s/ Nicholas Verbanic        Williamsville, NY             2/11/00
---------------------        -----------------             -------
[Signature]                   [City, State]                [Date]

Report Type          (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0
                                                ------------------
Form 13F Information Table Entry Total:              36
                                                ------------------
Form 13F Information Table Value Total:           $492,385
                                                ------------------
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE


          ITEM 1                 ITEM 2         ITEM 3    ITEM 4        ITEM 5       ITEM 6    ITEM 7              ITEM 8
          ------                 ------         ------    ------   ----------------  ------    ------              ------

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS      SOLE    SHARED    NONE
------------------------------ ---------------- -------- -------- -------- --- ---- ------- ------------  -------- -------- --------
AT & T                         com             001957109  19212   378090    SH       SOLE                  378090
America Online                 com             02364J104    273     3595    SH       SOLE                    3595
American Express               com             025816109  13415    80690    SH       SOLE                   80690
American International Group   com             026874107  20252   187306    SH       SOLE                  187306
American Precision             com             029069101    666    78300    SH       SOLE                   78300
Bristol Myers Squibb           com             110122108  19357   301563    SH       SOLE                  301563
Caterpillar                    com             149123101    624    13260    SH       SOLE                   13260
Cisco Sys Inc.                 com             17275R102    562     5245    SH       SOLE                    5245
Citigroup                      com             172967101  22084   396575    SH       SOLE                  396575
Coca-Cola Company              com             191216100  15025   257938    SH       SOLE                  257938
Compaq Computer                com             204493100  13582   501884    SH       SOLE                  501884
Dell Computer Corp.            com             247025109  17653   346138    SH       SOLE                  346138
EMC Corp. Mass                 com             268648102  25690   235149    SH       SOLE                  235149
Exxon Mobil Corporation        com             30231G102  16420   203815    SH       SOLE                  203815
Fannie Mae                     com             313586109  13621   218155    SH       SOLE                  218155
General Electric               com             369604103  29315   189437    SH       SOLE                  189437
Gillette Inc.                  com             375766102    434    10533    SH       SOLE                   10533
Home Depot Inc.                com             437076102  21531   313180    SH       SOLE                  313180
Intel Corp.                    com             458140100  26542   322454    SH       SOLE                  322454
International Business Machine com             459200101    838     7767    SH       SOLE                    7767
Lilly, Eli & Co.               com             532457108  13808   207646    SH       SOLE                  207646
Lucent Technologies            com             549463107  19919   265585    SH       SOLE                  265585
MCI WorldCom Inc.              com             55268B106  20081   378443    SH       SOLE                  378443
Merck and Co.                  com             589331107  18986   282579    SH       SOLE                  282579
Merrill-Lynch                  com             590188108  16830   202015    SH       SOLE                  202015
Microsoft, Inc.                com             594918104  23389   200336    SH       SOLE                  200336
Motorola                       com             620076109    328     2227    SH       SOLE                    2227
Pfizer                         com             717081103    221     6813    SH       SOLE                    6813
Procter & Gamble               com             742718109  18127   165450    SH       SOLE                  165450
Schering-Plough                com             806605101  10640   251095    SH       SOLE                  251095
Tellabs, Inc.                  com             879664100  14476   225520    SH       SOLE                  225520
United Technologies            com             913017109  17522   269577    SH       SOLE                  269577
Wal-Mart Stores                com             931142103  22233   321631    SH       SOLE                  321631
Walt Disney Co.                com             254687106  15879   542876    SH       SOLE                  542876
First Mutual Fund                              892880105   2590 132687.3189 SH       SOLE             132687.3189
DuPont E.I.                                    263534109    260     3940    SH       SOLE                    3940

